Stock-Based Compensation, Stock Options (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of stock options granted from date of grant	10 years
Vesting period	3 years
Weighted average grant date fair value of stock options (in dollars per share)	$ 28.35	$ 15.90	$ 19.76
Intrinsic value of stock options exercised	$ 44	$ 34	$ 35
Unrecognized compensation costs related to stock awards	7
Unrecognized compensation costs related to equity awards after income taxes	$ 6
Weighted average remaining period for recognition of unrecognized costs related to equity awards	1 year 3 months 18 days
Actual income tax benefit realized related to compensation deductions arising from the exercise of stock options	$ 16	$ 12	$ 13
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance, Outstanding (in shares)	2,847,500
Options granted (in shares)	470,500
Options exercised (in shares)	(521,300)
Options forfeited (in shares)	(97,800)
Ending Balance, Outstanding (in shares)	2,698,900	2,847,500
Vested and expected to vest (in shares)	2,582,500
Exercisable (in shares)	1,762,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning Balance, Outstanding (in dollars per share)	$ 99.54
Options granted (in dollars per share)	174.53
Options exercised (in dollars per share)	90.13
Options forfeited (in dollars per share)	120.59
Ending Balance, Outstanding (in dollars per share)	113.67	$ 99.54
Vested and expected to vest (in dollars per share)	110.21
Exercisable (in dollars per share)	$ 95.80
Weighted Average Remaining Contractual Term [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 8 months 12 days	6 years 1 month 6 days
Vested and expected to vest	5 years 6 months
Exercisable	4 years 6 months
Aggregate Intrinsic Value [Abstract]
Beginning Balance, Outstanding	$ 150
Ending Balance, Outstanding	227	$ 150
Vested and expected to Vest	226
Exercisable	$ 180
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected holding period	5 years 2 months 12 days	5 years	5 years
Expected volatility	19.90%	21.30%	21.40%
Expected dividend yield	2.00%	2.80%	2.40%
Risk-free interest rate	2.00%	1.10%	1.50%